Shareholder Report, Holdings (Details)	May 31, 2026
C000222711 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000222711 | Top10HoldingT. Rowe Price QM U.S. Bond Index FundBNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000222711 | Top10HoldingT. Rowe Price International Equity Index FundBNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000222711 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000222711 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000222711 | Top10HoldingT. Rowe Price U.S. Limited Duration TIPS Index FundBNY-87283F705
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000222711 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222711 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222711 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222711 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222711 | Sector0BNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000222711 | Sector0BNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000222711 | Sector0BNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000222711 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000222711 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222710 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000222710 | Top10HoldingT. Rowe Price QM U.S. Bond Index FundBNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000222710 | Top10HoldingT. Rowe Price International Equity Index FundBNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000222710 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000222710 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000222710 | Top10HoldingT. Rowe Price U.S. Limited Duration TIPS Index FundBNY-87283F705
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000222710 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222710 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222710 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222710 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222710 | Sector0BNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000222710 | Sector0BNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000222710 | Sector0BNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000222710 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000222710 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.40%